Unissued Equity (Details)	Oct. 23, 2023 AUD ($)	Dec. 10, 2025 shares	Dec. 02, 2025 shares	Jul. 25, 2025 shares	Jun. 19, 2024 $ / shares shares	Dec. 23, 2023 AUD ($) shares	Dec. 23, 2023 USD ($) shares	Oct. 23, 2023 USD ($)
Unissued Equity [Line Items]
Notional amount	$ 776,670					$ 380,224	$ 250,000	$ 500,000
Percentage of borrowings that are called up for equity instrument	50.00%
Cash paid | $							3,014
Number of shares issued (in Shares)		219,841,000	219,841,000	1,057,000
Unsecured Convertible Promissory Note [Member]
Unissued Equity [Line Items]
Borrowings, interest rate	10.00%							10.00%
Cash paid | $							$ 253,014
American Depositary Shares [Member] | Unsecured Convertible Promissory Note [Member]
Unissued Equity [Line Items]
Number of shares issued (in Shares)					591,697	591,697	591,697
Ordinary Shares [Member] | Unsecured Convertible Promissory Note [Member]
Unissued Equity [Line Items]
Number of shares issued (in Shares)					5,916,970
Par value per share (in Dollars per share) | $ / shares					$ 0.0643